Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2018 USD ($) shares
Statement of Stockholders' Equity [Abstract]
Common stock, shares exchanged | shares	298,615
Conversion of senior convertible notes, costs	$ 82,502
Issuance of common stock units for cash, cost	308,830
Issuance of common stock units for a future research funding commitment, cost	$ 168,457